ALLIANCE GROWTH INVESTORS FUND AND ALLIANCE CONSERVATIVE INVESTORS FUND

ANNUAL REPORT
APRIL 30, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                            ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

May 20, 1997

Dear Shareholder:

We are pleased to review Alliance Growth Investors and Conservative Investors Funds performance and investment activity for the period ended April 30, 1997.

ECONOMIC OUTLOOK
Throughout 1996, the world economy continued on a course of steady, low inflation growth--the product of the muted nature of the U.S. business cycle and the continuing de-synchronization of growth between the major blocs. The U.S. economy is now in its sixth year of economic expansion, while the Japanese economy, notwithstanding the strong fiscally induced growth of early 1996, continued on a low growth path, flirting with recession once again in the second half of the year. European economies rebounded in mid-year from winter weakness which was exacerbated by the unusually cold weather. However, by year-end most European economies had subsided to a lower growth rate. Ongoing global restructuring, combined with subdued cyclical pressures, kept inflation rates low throughout the industrialized world.

Global bond markets had a roller-coaster ride in 1996. Yields rose into the summer, fell in the autumn, and receded again in the beginning of 1997. Generally, though, long-term interest rates fell over the last six months.

In Europe, yield convergence, reflecting increasing confidence in monetary union, dominated relative returns. Currency markets reflected the same underlying trends; relative economic strength saw the U.S. Dollar and the British Pound rise against the Deutschmark and Yen, while peripheral European currencies strengthened against core currencies. Notable for its fall from grace was the Swiss Franc which, reflecting domestic deflation and very low interest rates, was the weakest major currency.

Equities, in particular large capitalization multinationals, performed very strongly and equity markets outperformed bonds almost everywhere, with Japan the sole exception among the major markets.

INVESTMENT RESULTS
Alliance Growth Investors Fund Class A shares posted a 3.81% return at net asset value for the six month period and a 6.69% return at net asset value for the twelve month period ended April 30, 1997. Alliance Conservative Investors Fund Class A shares posted a 3.13% return at net asset value for the six month period and a 7.90% return at net asset value for the twelve month period ended April 30, 1997. While Growth Investors Fund did not outperform its benchmarks, Conservative Investors Fund outperformed the Lehman Brothers (LB) Aggregate Bond Index.

Both Alliance Growth Investors and Conservative Investors Funds' underperformance was due to overweighting in small and medium U.S. capitalization stocks. This occurred in a market which saw one of the largest performance divergences in history between the large and small capitalization sectors, with the large cap market performing extremely well and the small cap market declining. The decision to increase Growth Investors' foreign equity exposure, which we believe will strongly tend to improve the Fund's performance over the long-term, had not yet benefited investors at the time of this writing. Currently, Growth Investors Fund holds approximately 24% of its portfolio in foreign equities.

Looking forward, we expect the economic environment to support further outperformance of equities over bonds. World economic activity is rising, but inflation remains subdued. Therefore, we expect foreign stock markets to begin to close the performance gap with the U.S. Consequently, we have increased the overall equity exposure of Growth Investors portfolio with an emphasis on stock markets outside the U.S.

GROWTH INVESTORS FUND
Investment returns for Alliance Growth Investors Fund for the six and 12 month periods ending April 30, 1997 are detailed in the following table. For comparison purposes, we also specified the performance of the broad U.S. stock market as represented by the S&P 500 Stock Index and by the Fund's benchmark--a composite of the S&P 500 (70%) and the Lehman Brothers (LB) Aggregate Bond Index (30%).


1


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

INVESTMENT RESULTS*
Period Ended April 30, 1997
                                     TOTAL RETURN
                                6 MONTHS       12 MONTHS
                                --------       ---------
ALLIANCE GROWTH INVESTORS FUND
   Class A                        3.81%          6.69%
   Class B                        3.48%          5.98%
   Class C                        3.48%          5.97%

S&P 500 STOCK INDEX              14.71%         25.12%

70/30 COMPOSITE:
  S&P 500 Stock Index/
  LB Aggregate Bond Index        10.81%         19.71%


* THE FUND'S TOTAL RETURNS ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF APRIL 30, 1997. THE S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE LEHMAN BROTHERS (LB) AGGREGATE BOND INDEX IS COMPOSED OF THE MORTGAGE-BACKED SECURITIES INDEX, THE ASSET-BACKED SECURITIES INDEX AND THE GOVERNMENT/CORPORATE BOND INDEX. THE 70/30 COMPOSITE IS A 70/30 WEIGHTING OF BOTH INDICES. THE FUND'S BENCHMARKS ARE UNMANAGED. ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


CONSERVATIVE INVESTORS FUND
Investment returns for Alliance Conservative Investors Fund for the six and 12 month periods ending April 30, 1997 are detailed in the following table. For comparison purposes, we also specified the performance of the broad U.S. bond market as represented by the Lehman Brothers (LB) Aggregate Bond Index and by the Fund's benchmark--a composite of the Lehman Brothers (LB) Aggregate Bond Index (70%) and the S&P 500 Stock Index (30%).


INVESTMENT RESULTS*
Period Ended April 30, 1997
                                        TOTAL RETURN
                                    6 MONTHS      12 MONTHS
                                    --------      ---------
ALLIANCE CONSERVATIVE INVESTORS FUND
   Class A                            3.13%          7.90%
   Class B                            2.78%          7.10%
   Class C                            2.77%          7.10%

LB AGGREGATE BOND INDEX               1.70%          7.08%

70/30 COMPOSITE:
  LB Aggregate Bond Index/
  S&P 500 Stock Index                 5.60%         12.49%


* THE FUND'S TOTAL RETURNS ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF APRIL 30, 1997. THE LEHMAN BROTHERS (LB) AGGREGATE BOND INDEX IS COMPOSED OF THE MORTGAGE-BACKED SECURITIES INDEX, THE ASSET-BACKED SECURITIES INDEX AND THE GOVERNMENT/CORPORATE BOND INDEX. THE S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE 70/30 COMPOSITE IS A 70/30 WEIGHTING OF BOTH INDICES. THE FUND'S BENCHMARKS ARE UNMANAGED. ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 5.


We appreciate your investment in Alliance's asset allocation funds and look forward to reporting their progress to you in the coming period.

Sincerely,


John D. Carifa
Chairman and President


Nicholas D. Carn
Portfolio Manager


2


INVESTMENT OBJECTIVE AND POLICIES                ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

Alliance Growth Investors Fund seeks to provide highest total return with reasonable risk through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in equity securities.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                     6.69%          2.19%
  Since Inception*            11.16%         10.20%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                     5.98%          2.25%
  Since Inception*            10.37%         10.37%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                     5.97%          5.04%
  Since Inception*             8.64%          8.64%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 5/4/92, Class A and Class B; 8/2/93, Class C.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


3


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

ALLIANCE GROWTH INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT:
5/31/92* TO 4/30/97

{CHART BEGIN}
$21,500
$19,500
$17,500
$15,500
$13,500
$11,500
$9,500

S&P 500: $21,895

70% S&P 500/30%
LB AGGREGATE BOND INDEX: $19,413

GROWTH INVESTORS
FUND CLASS A: $16,099

$10,000
5/31/92
12/31/92
12/31/94
12/31/95
12/31/96
4/30/97
12/31/93

{CHART END}


This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Investors Fund Class A shares (from the month end nearest to the Fund's inception date) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Standard & Poor's 500 Stock Index is an unmanaged index that includes 500 U.S. stocks. It is a common measure of the performance of the overall U.S. stock market.

The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of the Mortgage-Backed Securities Index, the Asset-Backed Securities Index and the Government/Corporate Bond Index.

The comparison shown above represents a 70/30 weighting (70% S&P 500 and 30% LB Aggregate Bond Index).

When comparing Alliance Growth Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.


{CHART KEY}
Growth Investors Fund
S&P 500
70% S&P 500/30% LB Aggregate Bond Index
{CHART KEY END}


*    Month end nearest to the Fund's inception date of 5/4/92.


4


INVESTMENT OBJECTIVE AND POLICIES          ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

Alliance Conservative Investors Fund seeks to provide high total return without undue risk to principal through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in fixed income securities.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                     7.90%          3.35%
  Since Inception*             7.48%          6.56%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                     7.10%          3.10%
  Since Inception*             6.72%          6.72%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                     7.10%          6.10%
  Since Inception*             5.18%          5.18%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 5/4/92, Class A and Class B; 8/2/93, Class C.


5


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

ALLIANCE CONSERVATIVE INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT:
5/31/92* TO 4/30/97

{CHART BEGINS}
$16,500
$15,500
$14,500
$13,500
$12,500
$11,500
$10,500
$9,500

70% LB AGGREGATE BOND INDEX/30% S&P 500: $16,254

LB AGGREGATE BOND INDEX: $13,997

CONSERVATIVE INVESTORS FUND CLASS A: 13,534

$10,000
5/31/92
12/31/95
12/31/96
12/31/92
12/31/93
12/31/94
4/30/97

{CHART ENDS}


This chart illustrates the total value of an assumed $10,000 investment in Alliance Conservative Investors Fund Class A shares (from the month end nearest to the Fund's inception date) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of the Mortgage-Backed Securities Index, the Asset-Backed Securities Index and the Government/Corporate Bond Index.

The Standard & Poor's 500 Stock Index is an unmanaged index that includes 500 U.S. stocks. It is a common measure of the performance of the overall U.S. stock market.

The comparison shown above represents a 70/30 weighting (70% LB Aggregate Bond Index and 30% S&P 500).

When comparing Alliance Conservative Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.


{CHART KEY BEGIN}
Conservative Investors Fund
LB Aggregate Bond Index
70% LB Aggregate Bond Index/30% S&P 500
{CHART KEY END}


*  Month end nearest to the Fund's inception date of 5/4/92.


6


TEN LARGEST HOLDINGS
APRIL 30, 1997                                   ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                              VALUE          NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                               $ 7,781,899           8.2%
Federal National Mortgage Assn.                     2,948,335           3.1
Government National Mortgage Assn.                  2,842,764           3.0
U.S. Treasury Bond, 6.625%, 2/15/27                 1,962,239           2.1
Intel Corp.                                         1,352,247           1.4
Merck & Co., Inc.                                   1,254,330           1.3
Merrill Lynch & Co., Inc.                           1,186,815           1.2
Travelers Group, Inc.                               1,073,167           1.1
Federal Home Loan Bank, 7.00%, 9/01/11                979,529           1.0
MBNA Corp.                                            895,950           1.0
                                                  $22,277,275          23.4%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED APRIL 30, 1997
_______________________________________________________________________________

                                                        SHARES OR PRINCIPAL
                                                   ----------------------------
                                                                      HOLDINGS
PURCHASES                                             BOUGHT           4/30/97
-------------------------------------------------------------------------------
Boston Scientific Corp.                                 9,331            9,331
Coca-Cola Co.                                          14,000           14,000
Deutsche Bank Financial, Inc., 6.70%, 12/13/06       $650,000         $650,000
Dime Capital Trust I Ser. A, 9.33%, 5/06/27          $600,000         $600,000
Government National Mortgage Assn.,
  7.50%, 1/15/27                                     $847,963         $847,963
Government National Mortgage Assn.,
  8.00%, 1/15/27                                   $1,975,687       $1,975,687
Ras Laffan Liquefied Natural Gas,
  8.294%, 3/15/14                                    $650,000         $650,000
Texaco, Inc.                                            6,100            6,100
U.S. Treasury Bond, 6.625%, 2/15/27                $2,045,000       $2,045,000
U.S. Treasury Note, 6.125%, 8/31/98                $3,750,000       $3,750,000


                                                                       HOLDINGS
SALES                                                  SOLD             4/30/97
-------------------------------------------------------------------------------
AutoZone, Inc.                                         31,900              -0-
Exxon Corp.                                             9,000              -0-
Federal National Mortgage Assn.,
  8.50%, 12/01/25                                    $958,129             --0-
Olin Corp.                                             20,800              -0-
PepsiCo, Inc.                                          31,200              -0-
Quebec Province Canada, 7.50%, 7/15/23               $850,000              -0-
Republic of Poland PDI, 3.75%, 10/27/14              $925,000              -0-
U.S. Treasury Note, 5.75%, 8/15/03                 $1,965,000         $935,000
U.S. Treasury Note, 6.375%, 5/15/99                $1,200,000       $2,000,000
U.S. Treasury Note, 7.25%, 2/15/98                 $2,250,000              -0-


7


INDUSTRY DIVERSIFICATION
APRIL 30, 1997                                   ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                                                    PERCENT OF
                                               U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Basic Industries                                $ 4,736,730             5.0%
Basic Materials                                   3,493,088             3.7
Consumer Cyclicals                                4,403,666             4.6
Consumer Manufacturing                            2,717,034             2.9
Consumer Non-Cyclicals                           16,635,315            17.5
Energy                                            8,415,143             8.8
Finance                                          13,952,403            14.6
Multi Industry                                    1,542,942             1.6
Technology                                       11,929,947            12.5
U.S. Government & Agencies                       16,514,766            17.4
Total Investments*                               84,341,034            88.6
Cash and receivables, net of liabilities         10,854,171            11.4
Net Assets                                      $95,195,205           100.0%


*    Excludes short-term obligations.


8


TEN LARGEST HOLDINGS
APRIL 30, 1997                             ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                                 VALUE        NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                                  $10,508,168        23.9%
Federal National Mortgage Assn.                        5,238,343        11.9
U.S. Treasury Bond, 6.625%, 2/15/27                    3,439,915         7.8
Government National Mortgage Assn., 8.00%, 1/15/27     3,041,347         6.9
Federal Home Loan Bank, 7.00%, 9/01/11                 1,539,260         3.5
Premier Auto Trust, 7.15%, 2/04/99                     1,507,500         3.4
St. George Bank, Ltd., 7.15%, 10/15/05                   982,080         2.2
Erac USA Finance Co., 6.95%, 3/01/04                     980,260         2.2
Quebec Province Canada, 7.125%, 2/09/24                  872,109         2.0
Deutsche Bank Financial, Inc., 6.70%, 12/13/06           864,279         2.0
                                                     $28,973,261        65.8%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED APRIL 30, 1997
_______________________________________________________________________________

                                                       SHARES OR PRINCIPAL
                                                   ----------------------------
                                                                      HOLDINGS
PURCHASES                                              BOUGHT          4/30/97
-------------------------------------------------------------------------------
Boston Scientific Corp.                                 2,835            2,835
Coca-Cola Co.                                           4,200            4,200
Dayton Hudson Corp.                                     3,200            3,200
Deutsche Bank Financial, Inc.,
  6.70%, 12/13/06                                    $900,000         $900,000
Erac USA Finance Co., 6.95%, 3/01/04               $1,000,000       $1,000,000
Government National Mortgage Assn.,
  8.00%, 1/15/27                                   $3,001,044       $3,001,044
Texaco, Inc.                                            1,800            1,800
U.S. Treasury Bond, 6.625%, 2/15/27                $3,585,000       $3,585,000
U.S. Treasury Note, 6.875%, 5/15/06                $1,450,000       $1,450,000
U.S. Treasury Note, 7.875%, 4/15/98                $5,000,000       $5,000,000


                                                                      HOLDINGS
SALES                                                   SOLD           4/30/97
-------------------------------------------------------------------------------
Auburn Hills Trust, 12.00%, 5/01/20                  $700,000               -0-
Federal National Mortgage Assn.,
  8.50%, 12/01/25                                    $958,129               -0-
Government National Mortgage Assn.,
  7.50%, 1/15/26                                   $1,289,412               -0-
John Hancock Mutual Life Insurance Co.,
  7.375%, 2/15/24                                  $1,050,000               -0-
Morgan Stanley Group, Inc., 6.50%, 3/30/01         $1,000,000               -0-
Time Warner Entertainment Co., 9.15%, 2/01/23        $915,000               -0-
U.S. Treasury Note, 5.75%, 8/15/03                 $1,750,000       $1,000,000
U.S. Treasury Note, 6.375%, 5/15/99                  $950,000       $3,000,000
U.S. Treasury Note, 6.50%, 8/15/05                 $2,240,000               -0-
U.S. Treasury Note, 7.75%, 12/31/99                $1,475,000               -0-


9


INDUSTRY DIVERSIFICATION
APRIL 30, 1997                             ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                                                    PERCENT OF
                                               U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Basic Industries                                $   875,651             2.0%
Basic Materials                                     312,880             0.7
Consumer Cyclicals                                  987,646             2.2
Consumer Manufacturing                              561,454             1.3
Consumer Non-Cyclicals                            3,447,709             7.8
Energy                                            1,436,578             3.3
Finance                                           5,506,800            12.5
Multi Industry                                      395,885             0.9
Technology                                        2,797,964             6.3
Transportation                                      980,260             2.2
U.S. Government & Agencies                       23,767,033            54.0
Yankee Bond                                         872,109             2.0
Total Investments*                               41,941,969            95.2
Cash and receivables, net of liabilities          2,104,795             4.8
Net Assets                                      $44,046,764           100.0%


*    Excludes short-term obligations.


10


PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                                   ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-68.6%
UNITED STATES INVESTMENTS-45.0%
CONSUMER NONCYCLICALS-11.5%
APPAREL & TEXTILE-0.5%
Reebok International, Ltd.                       13,050      $   499,163

BEVERAGES-0.9%
Coca-Cola Co.                                    14,000          890,750

BIOTECHNOLOGY-1.3%
Biogen, Inc. (a)                                  9,450          302,400
Centocor, Inc. (a)                               25,323          712,209
GelTex Pharmaceuticals, Inc. (a)                 12,400          204,600
Medimmune, Inc. (a)                               2,900           37,700
                                                             ------------
                                                               1,256,909

BROADCASTING-0.3%
Tele-Communications, Inc.-
  Liberty Media Cl.A (a)                         15,850          298,178

COSMETICS-0.5%
Gillette Co.                                      5,680          482,800

DRUGS, HOSPITAL SUPPLIES &
  MEDICAL SERVICES-3.6%
Boston Scientific Corp. (a)                       9,331          450,221
Compdent Corp. (a)                                1,500           24,188
Jones Medical Industries, Inc.                    1,700           59,925
Medtronic, Inc.                                   6,048          418,824
Merck & Co., Inc.                                13,860        1,254,330
National Surgery Centers, Inc. (a)                1,800           54,000
Oxford Health Plans, Inc. (a)                     3,500          230,562
PacifiCare Health Systems, Inc. Cl.B (a)          2,450          196,612
Pfizer, Inc.                                      7,250          696,000
Premier Research Worldwide, Ltd. (a)                800            7,700
Rotech Medical Corp. (a)                          2,900           45,675
                                                             ------------
                                                               3,438,037

ENTERTAINMENT & LEISURE-1.5%
Carnival Corp. Cl.A                               4,900          180,688
Time Warner, Inc.                                10,400          468,000
Walt Disney Co.                                   9,770          801,140
                                                             ------------
                                                               1,449,828

FOOD-0.8%
Campbell Soup Co.                                 9,340          477,507
Nabisco Holdings Corp. Cl.A                       6,365          244,257
United Natural Foods, Inc. (a)                    3,200           49,600
                                                             ------------
                                                                 771,364

HOUSEHOLD PRODUCTS-0.7%
Colgate-Palmolive Co.                             4,790          531,690
Silgan Holdings, Inc. (a)                         4,100          108,650
                                                             ------------
                                                                 640,340

PRINTING & PUBLISHING-0.4%
New York Times Co. Cl.A                           8,900          384,925

TOBACCO-0.9%
Philip Morris Cos., Inc.                         20,400          803,250

MISCELLANEOUS-0.1%
Interim Services, Inc. (a)                        1,200           46,500
                                                             ------------
                                                              10,962,044

TECHNOLOGY-9.4%
AEROSPACE & DEFENSE-0.9%
Boeing Co.                                        2,100          207,113
General Dynamics Corp.                            4,500          320,625
United Technologies Corp.                         4,800          363,000
                                                             ------------
                                                                 890,738


11


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.3%
Sterling Commerce, Inc. (a)                           1      $        26
Tellabs, Inc. (a)                                 7,500          299,062
                                                             ------------
                                                                 299,088

COMPUTER HARDWARE-0.5%
COMPAQ Computer Corp. (a)                         5,000          426,875

COMPUTER NETWORKING SOFTWARE-1.1%
Cisco Systems, Inc. (a)                          15,650          809,888
Netscape Communications Corp. (a)                 5,200          140,725
Network General Corp. (a)                         1,600           22,000
                                                             ------------
                                                                 972,613

COMPUTER PERIPHERALS-0.4%
Seagate Technology, Inc. (a)                      8,200          376,175

COMPUTER SERVICES-0.3%
First Data Corp.                                  9,200          317,400

COMPUTER SOFTWARE-1.6%
3D Labs, Inc., Ltd. (a)                           1,700           39,950
HMT Technology Corp. (a)                          2,900           31,900
Insight Enterprises, Inc. (a)                     1,800           42,750
Microsoft Corp. (a)                               4,200          510,300
Oracle Systems Corp. (a)                         18,250          725,437
Spectrum Holobyte, Inc. (a)                       2,200           13,475
Sterling Software, Inc. (a)                       1,600           48,800
Systemsoft Corp. (a)                              3,400           25,925
Universal Outdoor Holdings, Inc. (a)              1,700           46,325
                                                             ------------
                                                               1,484,862

ELECTRICAL EQUIPMENT-1.0%
General Electric Co.                              8,500          942,437
Harman International Industries, Inc. New           900           34,425
                                                             ------------
                                                                 976,862

ELECTRONICS-0.0%
General Instrument Corp. (a)                          1               23
Kent Electronics Corp. (a)                        1,500           37,500
                                                             ------------
                                                                  37,523

MEDICAL PRODUCTS-0.1%
Enterprise Systems, Inc. (a)                      2,600           60,450

SEMI-CONDUCTORS & RELATED-2.5%
Altera Corp. (a)                                 15,522          769,309
Intel Corp.                                       8,831        1,352,247
National Semiconductor Corp. (a)                  2,000           50,000
Teradyne, Inc. (a)                                7,500          245,625
                                                             ------------
                                                               2,417,181

TELECOMMUNICATIONS-0.7%
Frontier Corp.                                    6,500          103,188
Teleport Communications Group, Inc. Cl.A (a)      5,000          142,500
WorldCom, Inc. (a)                               19,970          479,280
                                                             ------------
                                                                 724,968
                                                             ------------
                                                               8,984,735

FINANCE-9.4%
BANKS-0.9%
Chase Manhattan Corp.                             6,500          602,062
First Union Corp.                                 3,300          277,200
                                                             ------------
                                                                 879,262


12


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
BROKERAGE & MONEY MANAGEMENT-1.3%
Hambrecht & Quist Group, Inc. (a)                 2,800      $    46,550
Merrill Lynch & Co., Inc.                        12,460        1,186,815
                                                             ------------
                                                               1,233,365

FINANCIAL SERVICES-2.0%
American Express Co.                             10,300          678,512
Beneficial Corp.                                  6,000          384,000
Dean Witter, Discover & Co.                      19,400          742,050
Firstplus Financial Group, Inc. (a)               2,100           46,463
                                                             ------------
                                                               1,851,025

INSURANCE-2.8%
Loews Corp.                                       3,000          275,625
NAC Re Corp.                                     14,000          542,500
Penncorp Financial Group, Inc.                   10,300          354,063
TIG Holdings, Inc.                               14,000          388,500
Travelers Group, Inc.                            19,380        1,073,167
                                                             ------------
                                                               2,633,855

MUTUAL FUND-0.1%
Morgan Stanley Asia Pacific Fund                 13,334          130,007

REAL ESTATE-0.2%
American General Hospitality Corp.                1,300           32,012
Innkeepers USA Trust                              4,300           60,200
JP Realty, Inc.                                   2,000           50,750
Macerich Co.                                      1,900           49,400
                                                             ------------
                                                                 192,362

MISCELLANEOUS-2.1%
MBNA Corp.                                       27,150          895,950
MGIC Investment Corp.                             8,000          650,000
PMI Group, Inc.                                   9,600          490,800
                                                             ------------
                                                               2,036,750
                                                             ------------
                                                               8,956,626

ENERGY-5.4%
DOMESTIC PRODUCTS-0.7%
Apache Corp.                                     11,500          391,000
Brown (Tom), Inc. (a)                             7,500          136,875
Murphy Oil Corp.                                  4,000          174,000
                                                             ------------
                                                                 701,875

INTERNATIONAL-0.7%
Texaco, Inc.                                      6,100          643,550

OIL & GAS SERVICES-3.6%
BJ Services Co. (a)                              14,250          671,531
Costilla Energy, Inc. (a)                         5,700           68,400
Halliburton Co.                                   4,500          317,813
KCS Energy, Inc.                                  2,400           78,000
Nabors Industries, Inc. (a)                      26,000          487,500
Noble Drilling Corp. (a)                         17,300          300,588
Parker Drilling Co. (a)                          12,500           96,875
Rowan Cos, Inc. (a)                               4,900           88,200
Schlumberger, Ltd.                                3,500          387,625
Transocean Offshore, Inc.                        14,500          879,062
                                                             ------------
                                                               3,375,594

UTILITY / ELECTRIC-0.3%
FPL Group, Inc.                                   6,400          285,600

MISCELLANEOUS-0.1%
Superior Services, Inc. (a)                       3,500           77,000
Ultramar Diamond
Shamrock                                          1,640           52,685
                                                             ------------
                                                                 129,685
                                                             ------------
                                                               5,136,304

BASIC INDUSTRIES-3.1%
CONTAINERS-0.3%
Aptargroup, Inc.                                    200            8,000
Crown Cork & Seal Co., Inc.                       4,800          262,800
                                                             ------------
                                                                 270,800


13


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
ENVIRONMENTAL CONTROL-1.4%
United States Filter Corp. (a)                    2,400      $    72,900
United Waste Systems, Inc. (a)                    2,500           84,375
USA Waste Services, Inc. (a)                     14,900          487,975
WMX Technologies, Inc.                           24,000          705,000
                                                             ------------
                                                               1,350,250

MACHINERY-0.8%
Allied-Signal, Inc.                               8,600          621,350
Comverse Technology, Inc. (a)                     3,900          153,075
                                                             ------------
                                                                 774,425

MINING & METALS-0.6%
Century Aluminum Co.                              4,000           66,000
Gibraltar Steel Corp. (a)                         2,900           71,050
Kaiser Aluminum Corp. (a)                        29,800          320,350
Olympic Steel, Inc. (a)                             800           12,450
Reynolds Metals Co.                                 400           27,150
Steel Dynamics, Inc. (a)                          3,000           58,500
                                                             ------------
                                                                 555,500
                                                             ------------
                                                               2,950,975

CONSUMER CYCLICALS-2.8%
AIRLINES-0.3%
Northwest Airlines Corp. Cl.A (a)                 6,500          253,500

RAILROAD TRANSPORTATION-0.9%
Genesee & Wyoming, Inc. Cl.A (a)                  2,400           68,100
Hub Group, Inc. Cl.A (a)                          1,400           37,100
Union Pacific Corp.                              11,200          714,000
                                                             ------------
                                                                 819,200

RESTAURANTS & LODGING-0.8%
Host Marriott Corp. (a)                          21,700          377,038
La Quinta Inns, Inc.                             15,550          340,156
                                                             ------------
                                                                 717,194

RETAIL -FOOD & DRUGS-0.1%
Rite Aid Corp.                                    3,000          138,000

RETAIL-GENERAL-0.6%
Circuit City Stores, Inc. (a)                     9,450          141,750
Dayton Hudson Corp.                               9,700          436,500
Ugly Duckling Corp. (a)                           3,000           42,375
                                                             ------------
                                                                 620,625

TRANSPORTATION & SHIPPING-0.0%
Knightsbridge Tankers, Ltd.                       2,200           50,050

MISCELLANEOUS-0.1%
Equity Corp. International (a)                    2,700           58,050
                                                             ------------
                                                               2,656,619

CONSUMER MANUFACTURING-1.6%
APPLIANCES-1.0%
Sunbeam Corp., Inc.                              29,200          927,100

AUTO & RELATED-0.6%
Federal Mogul Corp.                               9,600          265,200
Republic Waste Industries, Inc. (a)              11,500          285,344
                                                             ------------
                                                                 550,544
                                                             ------------
                                                               1,477,644

BASIC MATERIALS-1.4%
CHEMICALS-1.0%
Crompton & Knowles Corp.                          6,600          143,550
Cytec Industries, Inc. (a)                        6,600          248,325
Freeport McMoran, Inc.                            8,000          234,000
Monsanto Co.                                      5,000          213,750
Polymer Group, Inc. (a)                           3,200           40,800
                                                             ------------
                                                                 880,425


14


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION-0.4%
Martin Marietta Materials, Inc.                  14,600      $   397,850
                                                             ------------
                                                               1,278,275

MULTI INDUSTRY-0.4%
Corestaff, Inc. (a)                               2,800           48,650
Petco Animal Supplies, Inc. (a)                   3,100           66,263
U.S. Industries, Inc. (a)                         7,300          263,712
                                                             ------------
                                                                 378,625
Total United States Investments
  (cost $35,380,038)                                          42,781,847

FOREIGN INVESTMENTS-23.6%
AUSTRALIA-0.3%
Coca Cola Amatil Ltd.                             6,042           69,071
Mayne Nickless, Ltd.                              5,000           30,999
Qantas Airways, Ltd.                              7,000           14,548
WMC, Ltd.                                         9,281           55,007
Woolworths Ltd.                                  47,434          139,827
                                                             ------------
                                                                 309,452

BELGIUM-0.2%
Delhaize-Le Lion, S.A.                            1,150           57,741
Kredietbank, N.V.                                   300          116,853
                                                             ------------
                                                                 174,594

CANADA-0.4%
Cognos, Inc (a)                                   2,000           50,750
Gulf Canada Resources, Ltd. (a)                  29,200          237,250
Philip Environmental, Inc (a)                     5,500           86,625
                                                             ------------
                                                                 374,625

CHINA-0.1%
Guangshen Railway Ltd. (ADR) (a)                  2,000           47,500

DENMARK-0.1%
Den Danske Bank                                   1,200          103,783

FINLAND-1.1%
Huhtamaki Group                                   1,510      $    65,477
Nokia AB OY Corp. pfd.                            1,180           73,608
Nokia Corp. Cl.A (ADR)                            9,750          630,094
Orion-Yhtmae OY Cl.B                              3,010          113,271
Rauma OY                                            107            2,202
Rautaruukki OY                                    6,382           55,961
UPM-Kymmene Corp.                                 2,800           64,072
Valmet Corp.                                      4,100           69,300
                                                             ------------
                                                               1,073,985

FRANCE-1.9%
Bouygues                                          1,015           95,126
Cie Bancaire                                        384           50,661
Generale des Eaux                                 1,165          162,280
GTM Entrepose, S.A.                                 815           49,083
Legris Ind., S.A.                                 1,620           75,497
Michelin                                          1,740           97,218
Promodes                                            110           37,110
SEITA                                             4,000          142,414
SGS-Thomson Microelectronics N.V., Ltd. (a)         650           50,116
Societe Centrale des Assurances
  Generales de France                             4,890          159,104
Societe Des Immeubles                               567           35,750
Societe Francaise d'Invetissements
  Immobiliers et de Gestion                         500           38,636
Societe Generale                                    490           54,906
Societe Nacionale Elf Aquitaine                   2,670          258,926
Technip, S.A.                                       950          100,428
Total, S.A. Cl.B                                  3,594          298,038
Unibail, S.A.                                       760           73,571
Usinor Sacilor                                    4,200           63,470
                                                             ------------
                                                               1,842,334


15


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
GERMANY-1.5%
Bayer A.G.                                        5,270      $   209,668
Continental A.G.                                  7,900          173,802
Henkel KGaA pfd.                                  2,150          116,699
Hornbach Holding A.G. pfd.                        1,180           75,632
KSB A.G.-Vorzug pfd.                                300           59,072
Merck KG                                          1,200           47,604
Preussag A.G.                                       280           71,868
Schmalbach Lubeca A.G.                            1,180          258,921
Suedzucker A.G.                                     142           67,523
Veba A.G.                                         5,110          263,201
Volkswagen A.G.                                     120           76,291
                                                             ------------
                                                               1,420,281

HONG KONG-0.3%
Asia Satellite Telephone                          2,000            5,073
Citic Pacific, Ltd.                              10,000           54,089
Dao Heng Bank Group, Ltd.                         4,000           19,002
First Pacific Co., Ltd.                          33,208           39,653
Hong Kong & China Gas Co., Ltd.                  17,280           27,438
Hysan Development Co., Ltd.                       6,000           16,575
New World Development Co., Ltd.                   4,000           23,081
Swire Pacific, Ltd. Cl.A                          5,000           38,566
Television Broadcasts of Hong Kong, Ltd.         14,000           57,471
Varitronix International, Ltd.                    1,000            1,394
Wharf Holdings                                    7,000           26,477
                                                             ------------
                                                                 308,819

INDIA-0.2%
Bajaj Auto, Ltd. (GDR) (b)                        2,200           70,950
Industrial Credit & Investment Corp. of
  India, Ltd. GDR (b)                             2,000           19,800
State Bank of India (GDR) (b)                     2,100           50,610
Videsh Sanchar Nigam, Ltd. (a)(b)                 1,300           25,669
                                                             ------------
                                                                 167,029

INDONESIA-0.1%
Pt Indosat                                       32,000           88,230
Telekomunikasi Indiana Cl.B                      27,000           39,167
                                                             ------------
                                                                 127,397

IRELAND-0.3%
Allied Irish Banks                               18,000          128,251
Saville Systems Ireland Plc (ADR) (a)             1,200           49,350
Smurfit (Jefferson) Group Plc                    23,000           57,003
                                                             ------------
                                                                 234,604

ITALY-0.6%
Ente Nazionale Idrocarburi                       20,200          102,524
IMI LNV                                          11,200           95,406
Industrie Natuzzi S.p.A. (ADR)                    1,900           42,275
Montedison S.p.A                                 86,000           56,306
Parmalat Finanziaria S.p.A.                      25,160           36,590
Telecom Italia                                   73,400          193,127
                                                             ------------
                                                                 526,228

JAPAN-7.4%
77th Bank                                        14,000          114,704
Advantest                                           200           11,108
Amano Corp.                                       1,000            9,375
Canon, Inc.                                      10,000          237,129
Credit Saison Co., Ltd.                           9,000          173,002
Dai Nippon Printing Co., Ltd.                     5,000           90,204
Daiichi Pharmaceutical Co.                        9,000          144,641
Daikin Industries, Ltd.                          17,000          133,525
Daito Trust Construction Co., Ltd.               16,700          168,401


16


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
DDI Corp.                                            41      $   272,289
East Japan Railway Co.                               21           90,826
Fuji Photo Film, Co.                              4,000          152,834
Fujitec Co., Ltd.                                13,000          132,115
Furukawa Co., Ltd.                               26,000           84,595
Hirose Electric Co.                               4,000          218,695
Hitachi Chemical                                 12,000           81,301
Honda Motor Co.                                   5,000          155,198
Hoya Corp.                                        5,000          229,251
Ishikawajima-Harima Heavy Industries             20,000           74,526
Japan Tobacco, Inc.                                  26          165,707
Kamigumi Co., Ltd.                                5,000           24,737
Kokuyo                                            8,000          173,947
Kuraray Co., Ltd.                                13,000          114,704
Long-Term Credit Bank of Japan                   28,000           75,220
Makita Corp.                                     11,000          150,786
Matsushita Electric Works                         5,000           50,813
Mitsubishi Heavy Industries, Ltd.                16,000          105,629
National House Industrial Co.                     5,000           59,085
NGK Insulators                                   12,000          105,881
NGK Spark Plug Co.                                9,000           90,046
Nintendo Corp., Ltd.                              1,200           87,730
Nisshin Steel Co., Ltd.                          34,000           84,374
Onward Kashiyama Co., Ltd.                        9,000          115,571
Pioneer Electronic Corp.                          8,000          143,065
Rohm Co.                                          5,000          387,600
Sankyo Co.                                        6,000          160,712
Santen Pharmaceutical Co.                         2,000           35,924
Sekisui Chemical Co., Ltd.                        9,000           86,501
Seven-Eleven Japan Co., Ltd.                      4,000          253,673
Shimano Industrial Co.                            5,000           84,295
Shiseido Co., Ltd.                                8,000          114,704
Sumitomo Electric Industries                      5,000           67,751
Sumitomo Rubber Industries                       17,000          111,159
Taisho Pharmaceutical Co.                         8,000          197,897
Takeda Chemical Industries                        4,000           92,331
Takuma Co., Ltd.                                  8,000           86,974
TDK Corp.                                         4,000          288,337
Toagosei Co., Ltd.                               39,000          145,019
Toda Corp.                                       29,000          155,355
Tokyo Steel Mfg.                                  3,000           32,142
Toyoda Automatic Loom Works                       8,000          143,696
Toyota Motor Corp.                                9,000          260,921
Yamaguchi Bank                                    8,000          106,511
Yamanouchi Pharmaceutical Co., Ltd.               7,000          149,447
                                                             ------------
                                                               7,081,963

KOREA-0.1%
Korea Electric Power Corp. (ADR)                  2,000           34,000
SK Telecom Co., Ltd. (ADR)                        6,180           58,710
                                                             ------------
                                                                  92,710

LUXEMBOURG-0.1%
Millicom International Cellular, S.A. (a)         1,500           68,250

MALAYSIA-0.2%
AMMB Holdings Berhad                              6,000           39,908
Malakoff Berhad                                   7,000           27,880
Malayan Bank Berhad                               4,000           39,828
Resorts World Berhad                             16,000           58,945
                                                             ------------
                                                                 166,561

NETHERLANDS-1.3%
AKZO Nobel N.V.                                   1,870          240,913
Fortis Amev N.V.                                  6,760          255,022
Hunter Douglas N.V.                               1,600          130,575


17


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Internationale Nederlanden Groep N.V.             6,210      $   243,836
Koninklijke Hoogovens N.V.                        2,400          109,634
Koninklijke KNP BT                                3,400           67,012
Stork N.V.                                        1,100           47,370
Vendex International N.V.                         2,020           95,904
                                                             ------------
                                                               1,190,266

NEW ZEALAND-0.1%
Fletcher Challenge, Ltd.                         12,196           16,825
Lion Nathan, Ltd.                                15,000           36,083
Telecom Corp. of New Zealand, Ltd.               12,000           53,823
                                                             ------------
                                                                 106,731

NORWAY-0.3%
Bergesen D.Y. AS Cl.A                             6,500          134,177
Den Norske Bank                                  19,000           68,570
Orkla ASA                                         1,100           92,217
                                                             ------------
                                                                 294,964

PHILIPPINES-0.0%
Manila Electric Co. Cl.B                          3,900           24,255
Philippine Commercial International Bank          1,000           12,325
                                                             ------------
                                                                  36,580

RUSSIA-0.1%
Tatneft (ADR) (a)(b)                                600           44,970

SINGAPORE-0.3%
Development Bank of Singapore                     1,000           11,883
Overseas Union Banking Corp., Ltd.                8,400           55,129
Overseas- Chinese Banking Corp., Ltd.             6,600           77,057
Singapore Airlines, Ltd.                          1,000            8,843
Singapore Press Holdings, Ltd.                    5,000           92,573
                                                             ------------
                                                                 245,485

SPAIN-0.7%
Banco Bilbao Vizcaya                              2,400          161,527
Banco Santander, S.A.                             1,200           90,284
Repsol, S.A.                                      1,980           83,016
Tabacalera, S.A. Series A                         2,320          116,472
Telefonica de Espana                              7,200          184,426
                                                             ------------
                                                                 635,725

SWEDEN-0.3%
AB Astra Series A                                 4,100          167,769
Sparbanken Sverige AB Cl.A                        4,220           75,312
                                                             ------------
                                                                 243,081

SWITZERLAND-1.1%
Baloise Holdings, Ltd.                               51          107,598
Ciba-Geigy A.G.                                   2,113          182,044
Holderbank Financiere Glarus A.G.                   145          112,825
Nestle, S.A.                                         93          112,930
Novartis A.G. (ADR)                                 233          306,957
Schindler Holding A.G.
  Chf100 Regd                                        40           47,487
  Participating Certificate                          42           50,858
SMH A.G. Neuenburg                                  420           55,559
Zurich Versicherungsgesellschaft                    286           93,904
                                                             ------------
                                                               1,070,162

THAILAND-0.1%
Bangkok Bank Public Co., Ltd.                     2,000           18,528
Thai Farmers Bank Co.                            10,000           60,484
  warrants, expiring 9/15/02                        250              182
                                                             ------------
                                                                  79,194

UNITED KINGDOM-4.7%
Anglian Water Plc                                16,400          181,543
BAA Plc                                          12,600          104,353
Barclays Plc                                      3,630           67,481
Bass Plc                                         10,900          140,622
BG Plc                                           24,000           69,238
Boots Co.                                         9,500          106,856


18


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
BPB Plc                                          13,200      $    71,028
British Aerospace                                 6,370          135,350
British Petroleum Co. Plc                        12,980          148,944
British Telecommunications Plc                   23,800          174,353
Cable & Wireless                                 14,100          108,578
Carlton Communications Plc                       17,500          143,517
Compass Group Plc                                18,200          199,404
Doncasters Plc (ADR) (a)                          3,200           72,000
Energy Group (a)                                  5,622           44,648
General Accident                                  5,500           78,132
Granada Group Plc                                11,000          158,849
Holliday Chemical Holdings Plc                   20,600           50,415
Kingfisher Plc                                    9,800          106,100
Ladbroke Group Plc                               57,200          213,225
PowerGen Plc                                     13,800          144,486
Royal & Sun Alliance Insurance Group Plc         11,150           87,827
Rugby Group Plc                                  67,750          122,982
Scottish & Newcastle Plc                         13,000          140,746
Scottish Power                                   18,500          112,139
Shell Transportation and Trading Co.              5,190           91,771
Siebe Plc                                         8,930          132,141
Smithkline Beecham Plc                            4,000          322,500
TI Group Plc                                     14,390          123,376
Tomkins Plc                                      53,900          232,373
Unilever Plc                                      2,290           60,164
United Assurance Group Plc                        7,790           62,118
United News Media Plc                            12,220          149,334
Vodafone Group Plc                               24,820          111,026
Whitbread                                        12,000          149,757
                                                             ------------
                                                               4,417,376

Total Foreign Investments
  (cost $21,099,822)                                          22,484,649
Total Common Stocks & Other Investments
  (cost $56,479,860)                                          65,266,496
                                                             ------------


                                              PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES-17.3%
Federal Home Loan Bank
  7.00%, 9/01/11                                 $  987      $   979,529
Federal National MortgageAssn.
  6.50%, 1/01/11                                     97           94,737
  6.50%, 5/01/11                                  1,883        1,829,638
  7.00%, 5/01/26                                  1,055        1,023,960
Government National Mortgage Assn.
  7.50%, 1/15/27                                    848          840,544
  8.00%, 1/15/27                                  1,976        2,002,220
U.S. Treasury Bond
  6.625%, 2/15/27                                 2,045        1,962,239
U.S. Treasury Notes
  5.75%, 8/15/03                                    935          892,925
  6.125%, 8/31/98                                 3,750        3,751,162
  6.375%, 5/15/99                                 2,000        2,002,820
  6.50%, 8/15/05                                    845          832,460
  6.875%, 5/15/06                                   300          302,532
Total U.S. Government & Agencies
  (cost $16,567,105)                                          16,514,766

YANKEE BONDS-1.4%
Deutsche Bank Financial, Inc.
  6.70%, 12/13/06                                   650          624,201
Ras Laffan Liquefied Natural Gas
  8.294%, 3/15/14 (b)                               650          660,780
Total Yankee Bonds
  (cost $1,298,046)                                            1,284,981

CORPORATE DEBT OBLIGATIONS-1.3%
FINANCIAL-1.3%
Dime Capital Trust I Ser. A
  9.33%, 5/06/27                                    600          600,750


19


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------
Ford Motor Credit Co.
  6.125%, 1/09/06                                $  650      $   599,638
Sumitomo Bank International
  .75%, 5/31/01 (c)                         JPY   9,000           74,403
Total Corporate Debt Obligations
  (cost $1,275,746)                                            1,274,791

SHORT-TERM DEBT SECURITIES-10.4%
Student Loan Marketing Assn.
  5.28%, 5/01/97
  (amortized cost $9,900,000)                    $9,900      $ 9,900,000

TOTAL INVESTMENTS -99.0%
  (cost $85,520,757)                                          94,241,034
Other assets less liabilities-1.0%                               954,171

NET ASSETS-100%                                              $95,195,205


(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, these securities amounted to $872,779 or 0.9% of net assets.

(c)  Japanese holding.

     Glossary of Terms:

     ADR  -  American depository receipt
     GDR  -  Global depository receipt

     See notes to financial statements.


20


PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                             ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-29.4%
UNITED STATES INVESTMENTS-21.7%
CONSUMER NONCYCLICALS-6.4%
APPAREL & TEXTILE-0.3%
Reebok International, Ltd.                        3,984      $   152,388

BEVERAGES-0.6%
Coca-Cola Co.                                     4,200          267,225

BIOTECHNOLOGY-0.6%
Biogen, Inc. (a)                                  2,764           88,448
Centocor, Inc. (a)                                3,691          103,809
GelTex Pharmaceuticals, Inc. (a)                  3,000           49,500
                                                             ------------
                                                                 241,757

COSMETICS-0.3%
Gillette Co.                                      1,765          150,025

DRUGS, HOSPITAL SUPPLIES &
  MEDICAL SERVICES-2.2%
Boston Scientific Corp. (a)                       2,835          136,789
Medtronic, Inc.                                   1,579          109,346
Merck & Co., Inc.                                 3,200          289,600
Oxford Health Plans, Inc. (a)                     1,500           98,812
PacifiCare Health Systems, Inc. Cl.B (a)          1,200           96,300
Pfizer, Inc.                                      2,300          220,800
                                                             ------------
                                                                 951,647

ENTERTAINMENT & LEISURE-0.7%
Carnival Corp. Cl.A                               1,400           51,625
Time Warner, Inc.                                 1,500           67,500
Walt Disney Co.                                   2,433          199,506
                                                             ------------
                                                                 318,631

FOOD-0.5%
Campbell Soup Co.                                 3,080          157,465
Nabisco Holdings Corp. Cl.A                       1,450           55,644
                                                             ------------
                                                                 213,109

HOUSEHOLD PRODUCTS-0.4%
Colgate-Palmolive Co.                             1,585          175,935

PRINTING & PUBLISHING-0.2%
New York Times Co. Cl.A                           2,300           99,475

TOBACCO-0.6%
Philip Morris Cos., Inc.                          6,150          242,156
                                                             ------------
                                                               2,812,348

TECHNOLOGY-4.9%
AEROSPACE & DEFENSE-0.5%
Boeing Co.                                          500           49,312
General Dynamics Corp.                            1,000           71,250
United Technologies Corp.                         1,400          105,875
                                                             ------------
                                                                 226,437

COMMUNICATIONS EQUIPMENT-0.2%
Tellabs, Inc. (a)                                 1,700           67,788

COMPUTER HARDWARE-0.3%
COMPAQ Computer Corp. (a)                         1,550          132,331
COMPUTER NETWORKING SOFTWARE-0.5%
Cisco Systems, Inc. (a)                           3,550          183,712
Netscape Communications Corp. (a)                 1,550           41,947
                                                             ------------
                                                                 225,659

COMPUTER PERIPHERALS-0.1%
Seagate Technology, Inc. (a)                      1,200           55,050


21


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMPUTER SERVICES-0.2%
First Data Corp.                                  2,800      $    96,600

COMPUTER SOFTWARE-0.7%
Microsoft Corp. (a)                               1,200          145,800
Oracle Systems Corp. (a)                          4,150          164,963
                                                             ------------
                                                                 310,763

ELECTRICAL EQUIPMENT-0.6%
General Electric Co.                              2,300          255,012

SEMI-CONDUCTORS & RELATED-1.3%
Altera Corp. (a)                                  4,453          220,702
Intel Corp.                                       2,080          318,500
National Semiconductor Corp. (a)                  1,000           25,000
Teradyne, Inc. (a)                                  500           16,375
                                                             ------------
                                                                 580,577

TELECOMMUNICATIONS-0.5%
Tele-Communications, Inc.-
  Liberty Media Cl.A (a)                          4,850           91,241
Teleport Communications
  Group, Inc. Cl.A (a)                            1,500           42,750
WorldCom, Inc. (a)                                3,825           91,800
                                                             ------------
                                                                 225,791
                                                             ------------
                                                               2,176,008

FINANCE-3.8%
BANKS-0.4%
Chase Manhattan Corp.                             1,100          101,888
First Union Corp.                                 1,000           84,000
                                                             ------------
                                                                 185,888

BROKERAGE & MONEY MANAGEMENT-0.4%
Merrill Lynch & Co., Inc.                         1,700          161,925

FINANCIAL SERVICES-1.0%
American Express Co.                              3,200          210,800
Dean Witter, Discover & Co.                       5,700          218,025
                                                             ------------
                                                                 428,825

INSURANCE-1.0%
Penncorp Financial Group, Inc.                    3,000          103,125
Travelers Group, Inc.                             6,106          338,120
                                                             ------------
                                                                 441,245

MISCELLANEOUS-1.0%
MBNA Corp.                                        8,250          272,250
MGIC Investment Corp.                             1,000           81,250
PMI Group, Inc.                                   1,700           86,912
                                                             ------------
                                                                 440,412

                                                             ------------
                                                               1,658,295

ENERGY-2.3%
DOMESTIC PRODUCTS-0.3%
Apache Corp.                                      2,500           85,000
Brown (Tom), Inc. (a)                             1,000           18,250
Murphy Oil Corp.                                    600           26,100
                                                             ------------
                                                                 129,350

INTERNATIONAL-0.4%
Texaco, Inc.                                      1,800          189,900

OIL & GAS SERVICES-1.4%
BJ Services Co. (a)                               3,600          169,650
Halliburton Co.                                   1,000           70,625
Nabors Industries, Inc. (a)                       5,600          105,000
Noble Drilling Corp. (a)                          2,200           38,225
Parker Drilling Co. (a)                           2,000           15,500
Transocean Offshore, Inc.                         3,200          194,000
                                                             ------------
                                                                 593,000

UTILITY / ELECTRIC-0.2%
FPL Group, Inc.                                   2,200           98,175
                                                             ------------
                                                               1,010,425


22


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
CONSUMER CYCLICALS-1.4%
AIRLINES-0.2%
Northwest Airlines Corp. Cl.A (a)                 2,100      $    81,900
RAILROAD TRANSPORTATION-0.4%
Union Pacific Corp.                               3,200          204,000
RESTAURANTS & LODGING-0.4%
Host Marriott Corp. (a)                           3,600           62,550
La Quinta Inns, Inc.                              4,850          106,094
                                                             ------------
                                                                 168,644

RETAIL-GENERAL-0.4%
Circuit City Stores, Inc. (a)                     2,300           34,500
Dayton Hudson Corp.                               3,200          144,000
                                                             ------------
                                                                 178,500
                                                             ------------
                                                                 633,044

BASIC INDUSTRIES-1.4%
CONTAINERS-0.2%
Crown Cork & Seal Co., Inc.                       1,300           71,175

ENVIRONMENTAL CONTROL-0.6%
USA Waste Services, Inc. (a)                      4,300          140,825
WMX Technologies, Inc.                            4,100          120,437
                                                             ------------
                                                                 261,262

MACHINERY-0.4%
Allied-Signal, Inc.                               2,800          202,300

MINING & METALS-0.2%
Kaiser Aluminum Corp. (a)                         8,450           90,837
Reynolds Metals Co.                                 100            6,788
                                                             ------------
                                                                  97,625
                                                             ------------
                                                                 632,362

CONSUMER MANUFACTURING-0.9%
APPLIANCES-0.6%
Sunbeam Corp., Inc.                               8,300          263,525

AUTO & RELATED-0.3%
Federal Mogul Corp.                               2,200           60,775
Republic Waste Industries, Inc. (a)               3,150           78,159
                                                             ------------
                                                                 138,934
                                                             ------------
                                                                 402,459

MULTI INDUSTRY-0.4%
U.S. Industries, Inc. (a)                         5,300          191,463

BASIC MATERIALS-0.2%
CHEMICALS-0.2%
Cytec Industries, Inc. (a)                          500           18,813
Freeport McMoran, Inc.                            1,500           43,875
                                                             ------------
                                                                  62,688

Total United States Investments
  (cost $7,844,022)                                            9,579,092

FOREIGN INVESTMENTS-7.7%
AUSTRALIA-0.0%
Woolworths Ltd.                                   8,173           24,093

BELGIUM-0.1%
Delhaize-Le Lion S.A.                               170            8,536
Kredietbank, N.V.                                    40           15,580
                                                             ------------
                                                                  24,116

CANADA-0.2%
Gulf Canada Resources, Ltd. (a)                   8,600           69,875

DENMARK-0.0%
Den Danske Bank                                     200           17,297

FINLAND-0.1%
Huhtamaki Group                                     400           17,345
Orion-Yhtymae OY Cl.B                               500           18,816
Rautaruukki OY                                    1,045            9,163
Valmet Corp.                                        600           10,141
                                                             ------------
                                                                  55,465


23


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
FRANCE-0.6%
Bouygues                                             20      $     1,875
Generale des Eaux                                   247           34,406
GTM Entrepose, S.A.                                 250           15,056
Michelin                                            250           13,968
Promodes                                             20            6,747
SEITA                                               600           21,362
Societe Centrale des Assurances
  Generales de France                               700           22,776
Societe Generale                                    110           12,326
Societe Nacionale Elf Aquitaine                     450           43,639
Technip, S.A.                                       150           15,857
Total, S.A. Cl.B                                    582           48,263
Usinor Sacilor                                    1,200           18,134
                                                             ------------
                                                                 254,409

GERMANY-0.5%
Adidas A.G.                                          70            7,296
Bayer A.G.                                          780           31,032
Continental A.G.                                  1,200           26,400
Henkel KGaA, pfd.                                   250           13,570
Hornbach Holding A.G., pfd.                         220           14,101
Merck KG                                            350           13,884
Preussag A.G.                                        40           10,267
Schmalbach Lubeca A.G.                              230           50,468
Veba A.G.                                           700           36,055
Volkswagen A.G.                                      30           19,073
                                                             ------------
                                                                 222,146

HONG KONG-0.2%
Asia Satellite Telephone                          3,000            7,610
Dao Heng Bank Group, Ltd.                         7,000           33,254
Hong Kong and China Gas Co., Ltd.                 2,160            3,429
Swire Pacific, Ltd., Cl.A                         5,000           38,566
Varitronix International, Ltd.                   12,000           16,730
                                                             ------------
                                                                  99,589

INDIA-0.1%
Bajaj Auto, Ltd. (GDR) (b)                          500      $    16,125
Videsh Sanchar Nigam, Ltd. (a)(b)                   500            9,873
                                                             ------------
                                                                  25,998

INDONESIA-0.1%
PT Indosat (ADR)                                    800           22,000
Ramayana Lestari (a)                              1,500            3,642
                                                             ------------
                                                                  25,642

IRELAND-0.1%
Allied Irish Banks                                6,000           42,750
Smurfit (Jefferson) Group Plc.                    3,400            8,427
                                                             ------------
                                                                  51,177

ITALY-0.2%
IMI LNV                                           2,000           17,037
Montedison S.p.A.                                22,000           14,404
Parmalat Finanziaria S.p.A.                       3,790            5,511
Telecom Italia                                   12,000           31,574
                                                             ------------
                                                                  68,526

JAPAN-2.3%
77th Bank                                         1,000            8,193
Canon, Inc.                                       5,000          118,565
Credit Saison Co., Ltd.                           1,000           19,223
Daiichi Pharmaceutical Co.                        1,000           16,071
Daikin Industries, Ltd.                           1,000            7,854
Daito Trust Construction Co., Ltd.                1,000           10,084
DDI Corp.                                             2           13,282
Ezaki Glico Co.                                   3,300           25,998
Fuji Photo Film, Co.                              1,000           38,209
Fujitec Co., Ltd.                                 2,000           20,325
Furukawa Co., Ltd.                                1,000            3,254
Hirose Electric Co.                               1,000           54,674
Hitachi Chemical                                  1,000            6,775
Honda Motor Co.                                   1,000           31,040
Hoya Corp.                                        1,000           45,850


24


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Ishikawajima-Harima Heavy Industries              1,000      $     3,726
Japan Tobacco, Inc.                                   2           12,747
Kokuyo                                            1,000           21,743
Kuraray Co., Ltd.                                 1,000            8,823
Long-Term Credit Bank of Japan                    2,000            5,373
Makita Corp.                                      2,000           27,416
Matsushita Electric Works                         2,000           20,325
Mitsubishi Heavy Industries, Ltd.                 1,000            6,602
National House Industrial Co.                     1,000           11,817
NGK Insulators                                    1,000            8,823
NGK Spark Plug Co.                                1,000           10,005
Onward Kashiyama Co., Ltd.                        1,000           12,841
Pioneer Electronic Corp.                          1,000           17,883
Rohm Co.                                          1,000           77,520
Sankyo Co.                                        1,000           26,785
Sekisui Chemical Co., Ltd.                        1,000            9,611
Seven Eleven Japan Co., Ltd.                      1,000           63,418
Shimano Industrial, Co.                           1,000           16,859
Shiseido Co., Ltd.                                2,000           28,676
Sumitomo Electric Industries                      2,000           27,101
Sumitomo Rubber Industries                        1,000            6,539
Taisho Pharmaceutical Co.                         1,000           24,737
Takuma Co., Ltd.                                  1,000           10,872
TDK Corp.                                         1,000           72,084
Toagosei Co., Ltd.                                2,000            7,437
Toda Corp.                                        2,000           10,714
Toyoda Automatic Loom Works                       1,000           17,962
Toyota Motor Corp.                                1,000           28,991
Yamaguchi Bank                                    1,000           13,314
                                                             ------------
                                                               1,030,141

KOREA-0.1%
SK Telecom Co., Ltd. (ADR)                        4,635           44,032

MALAYSIA-0.1%
Berjaya Sports Toto Berhad                        7,000           33,455
Resorts World Berhad                              9,000           33,157
                                                             ------------
                                                                  66,612

NETHERLANDS-0.4%
AKZO Nobel N.V.                                     300           38,649
Fortis Amev N.V.                                  1,000           37,725
Hunter Douglas N.V.                                 200           16,322
Internationale Nederlanden Groep N.V.             1,075           42,210
Koninklijke Hoogovens N.V.                          400           18,272
Koninklijke KNP BT                                  500            9,855
Stork N.V.                                          200            8,613
Vendex International N.V.                           300           14,243
                                                             ------------
                                                                 185,889

NEW ZEALAND-0.1%
Telecom Corp. of New Zealand, Ltd.                8,000           35,882

NORWAY-0.1%
Bergesen D.Y. AS Cl.A                               950           19,610
Den Norske Bank                                   4,000           14,436
Orkla ASA                                           160           13,414
                                                             ------------
                                                                  47,460

RUSSIA-0.0%
Tatneft (ADR) (a)(b)                                100            7,495

SINGAPORE-0.1%
Overseas-Chinese Banking Corp., Ltd.              2,200           25,686


25


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
SPAIN-0.2%
Banco Bilbao Vizcaya                                350      $    23,556
Banco Santander, S.A.                               200           15,048
Tabacalera, S.A. Series A                           350           17,571
Telefonica de Espana                              1,100           28,176
                                                             ------------
                                                                  84,351

SWEDEN-0.1%
AB Astra Series A                                   600           24,551
Sparbanken Sverige AB Cl.A                          900           16,062
                                                             ------------
                                                                  40,613

SWITZERLAND-0.5%
Baloise Holdings, Ltd.                               20           42,195
Ciba-Geigy A.G.                                     308           26,536
Holderbank Fianciere Glarus A.G.                     20           15,562
Nestle, S.A.                                         30           36,429
Novartis A.G. (ADR)                                  38           50,062
Schindler Holding A.G.                               20           23,743
Zurich Versicherungsgesellschaft                     60           19,700
                                                             ------------
                                                                 214,227

THAILAND-0.0%
Bangkok Bank Public Co., Ltd.                     2,000           18,528

UNITED KINGDOM-1.5%
Anglian Water Plc                                 2,800           30,995
BAA Plc                                          10,000           82,820
Bass Plc                                          1,500           19,352
BG Plc                                            3,500           10,097
Boots Co.                                         1,500           16,872
British Aerospace                                 1,000           21,248
British Petroleum Co. Plc                         1,800           20,655
British Telecommunications Plc                    3,500           25,640
Cable & Wireless                                  2,000           15,401
Carlton Communications Plc                        2,500           20,502
Compass Group Plc                                 2,900           31,773
Energy Group (a)                                  1,000            7,942

                                              SHARES OR
                                              PRINCIPAL
                                                 AMOUNT
COMPANY                                            (000)    U.S. $ VALUE
-------------------------------------------------------------------------

General Accident                                    800      $    11,365
Granada Group Plc                                 2,000           28,882
Kingfisher Plc                                    1,500           16,240
Ladbroke Group Plc                                5,000           18,639
PowerGen Plc                                      1,800           18,846
Royal & Sun Alliance Insurance Group Plc          2,000           15,754
Rugby Group Plc                                  11,840           21,492
Scottish & Newcastle Plc                          2,000           21,653
Scottish Power                                    5,000           30,308
Siebe Plc                                         1,300           19,237
Tesco Plc                                         8,000           46,418
Tomkins Plc                                       8,000           34,489
United Assurance Group
  Plc                                             1,300           10,366
  Convertible deferred                            8,400              545
United News Media Plc                             1,000           12,220
Vodafone Group Plc                                3,500           15,656
Whitbread                                         2,000           24,960
                                                             ------------
                                                                 650,367

Total Foreign Investments
  (cost $3,261,126)                                            3,389,616
Total Common Stocks & Other Investments
  (cost $11,105,148)                                          12,968,708

U.S. GOVERNMENT & AGENCIES-54.0%
Federal Home Loan Bank
  7.00%, 9/01/11                                $ 1,551        1,539,260
Federal National Mortgage Assn.
  6.50%, 6/01/11                                  3,809        3,702,402
  7.00%, 5/01/26                                  1,582        1,535,941
Government National Mortgage Assn.
  8.00%, 1/15/27                                  3,001        3,041,347
U.S. Treasury Bond
  6.625%, 2/15/27                                 3,585        3,439,915


26


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------

U.S. Treasury Notes
  5.75%, 8/15/03                                $ 1,000      $   955,000
  6.375%, 5/15/99                                 3,000        3,004,230
  6.875%, 5/15/06                                 1,450        1,462,238
  7.875%, 4/15/98                                 5,000        5,086,700
Total U.S. Government & Agencies
  (cost $23,839,922)                                          23,767,033

YANKEEBONDS-6.2%
Deutsche Bank Financial, Inc.
  6.70%, 12/13/06                                   900          864,279
Quebec Province Canada
  7.125%, 2/09/24 (c)                               950          872,109
St. George Bank, Ltd.
  7.15%, 10/15/05 (b)                             1,000          982,080
Total Yankee Bonds
  (cost $2,752,625)                                            2,718,468

CORPORATE DEBT OBLIGATIONS-5.6%
FINANCIAL-3.4%
Premier Auto Trust
  7.15%, 2/04/99                                  1,500        1,507,500

TRANSPORTATION-2.2%
Erac USA Finance Co.
  6.95%, 3/01/04 (b)                              1,000          980,260
Total Corporate Debt Obligations
  (cost $2,494,703)                                            2,487,760

SHORT-TERM DEBT SECURITIES-4.1%
Student Loan Marketing Assn.
  5.28%, 5/01/97
  (amortized cost $1,800,000)                     1,800        1,800,000

TOTAL INVESTMENTS -99.3%
  (cost $41,992,398)                                          43,741,969
Other assets less liabilities-0.7%                               304,795

NET ASSETS-100%                                              $44,046,764


(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, these securities amounted to $1,995,833 or 4.5% of net assets.

(c)  Country of origin--Canada.

     Glossary of Terms:
     ADR  -  American depository receipt
     GDR  -  Global depository receipt

     See notes to financial statements.


27


STATEMENTS OF ASSETS AND LIABILITIES              ALLIANCE GROWTH INVESTORS AND
APRIL 30, 1997                                     CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                     GROWTH       CONSERVATIVE
                                                 INVESTORS FUND  INVESTORS FUND
                                                 --------------  --------------
ASSETS
  Investments in securities, at value(cost
    $85,520,757 and $41,992,398, respectively)     $94,241,034     $43,741,969
  Cash, at value (cost $315,662 and
    $105,434, respectively)                            315,602         106,060
  Receivable for investment securities
    and foreign currency sold                        1,276,775         199,651
  Interest and dividends receivable                    318,469         347,356
  Receivable for shares of beneficial
    interest sold                                      211,823          57,677
  Total assets                                      96,363,703      44,452,713

LIABILITIES
  Payable for investment securities and
    foreign currency purchased                         684,178          51,065
  Payable for shares of beneficial
    interest redeemed                                  230,137         185,516
  Distribution fee payable                              61,476          29,402
  Advisory fee payable                                  57,702          11,049
  Accrued expenses                                     135,005         128,917
  Total liabilities                                  1,168,498         405,949

NET ASSETS                                         $95,195,205     $44,046,764

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par            $        73     $        39
  Additional paid-in capital                        86,248,857      41,518,186
  Undistributed net investment income                  379,445         216,263
  Accumulated net realized gain (loss) on
    investments and foreign currency transactions     (148,332)        564,735
  Net unrealized appreciation of
    investments and foreign currency
    denominated assets and liabilities               8,715,162       1,747,541
                                                   $95,195,205     $44,046,764

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($27,453,411 / 2,091,931 and $11,859,586 /
    1,048,877 shares of beneficial interest
    issued and outstanding, respectively)               $13.12          $11.31
  Sales charge--4.25% of public offering price             .58             .50
  Maximum offering price                                $13.70          $11.81

  CLASS B SHARES
  Net asset value and offering price per share
    ($61,708,552 / 4,706,967 and $28,037,476 /
    2,440,961 shares of beneficial interest
    issued and outstanding, respectively)               $13.11          $11.49

  CLASS C SHARES
  Net asset value, and offering price per share
    ($6,033,242 / 459,830 and $4,149,702 /
    361,129 shares of beneficial interest issued
    and outstanding, respectively)                      $13.12          $11.49


See notes to financial statements.


28


STATEMENTS OF OPERATIONS                          ALLIANCE GROWTH INVESTORS AND
YEAR ENDED APRIL 30, 1997                          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                     GROWTH       CONSERVATIVE
                                                 INVESTORS FUND  INVESTORS FUND
                                                 --------------  --------------
INVESTMENT INCOME
  Interest                                         $ 1,739,186     $ 2,251,317
  Dividends (net of foreign tax withheld
    of $55,187 and $12,966, respectively)              846,715         204,980
  Total income                                       2,585,901       2,456,297

EXPENSES
  Advisory fee                                         723,109         363,977
  Distribution fee - Class A                            87,204          39,343
  Distribution fee - Class B                           613,255         304,539
  Distribution fee - Class C                            60,207          49,620
  Custodian                                            237,190         137,206
  Transfer agency                                      187,510          90,432
  Audit and legal                                       66,873          67,596
  Printing                                              64,688          30,725
  Registration                                          63,140          47,364
  Trustees' fees                                        30,000          30,000
  Amortization of organization expenses                  8,520           8,520
  Miscellaneous                                         14,014           9,617
  Total expenses                                     2,155,710       1,178,939
  Less: expenses waived and assumed by
    adviser (See Note B)                              (167,543)       (245,071)
  Less: expense offset arrangement (See Note B)        (13,706)         (6,533)
  Net expenses                                       1,974,461         927,335
  Net investment income                                611,440       1,528,962

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain on investments transactions      3,043,266         608,550
  Net realized loss on foreign currency
    transactions                                       (58,057)        (14,568)
  Net change in unrealized appreciation
    of investments                                   2,367,604       1,321,365
  Net change in unrealized appreciation
    (depreciation) of foreign currency
    denominated assets and liabilities                  (5,822)             41
  Net gain on investments                            5,346,991       1,915,388

NET INCREASE IN NET ASSETS FROM OPERATIONS         $ 5,958,431     $ 3,444,350


See notes to financial statements.


29


STATEMENTS OF CHANGES IN NET ASSETS               ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                           GROWTH INVESTORS FUND    CONSERVATIVE INVESTORS FUND
                         -------------------------   -------------------------
                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                         APR. 30,1997  APR. 30,1996  APR. 30,1997  APR. 30,1996
                         -----------   -----------   -----------   -----------
INCREASE (DECREASE)
IN NET ASSETS FROM
OPERATIONS
  Net investment income  $   611,440   $ 1,154,487   $ 1,528,962   $ 2,033,580
  Net realized gain
    on investments and
    foreign currency
    transactions           2,985,209    13,079,485       593,982     4,671,618
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments and
    foreign currency
    denominated assets
    and liabilities        2,361,782     2,657,978     1,321,406      (793,910)
  Net increase in net
    assets from
    operations             5,958,431    16,891,950     3,444,350     5,911,288

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                 (345,352)     (510,038)     (516,046)     (740,336)
    Class B                 (444,447)     (687,510)     (967,390)   (1,250,244)
    Class C                  (43,458)      (64,858)     (154,474)     (194,637)
  Net realized gain
    on investments
    Class A               (3,066,309)   (1,147,583)     (278,463)           -0-
    Class B               (7,140,766)   (2,234,313)     (644,643)           -0-
    Class C                 (698,222)     (210,790)     (100,968)           -0-

TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST
  Net increase
    (decrease)             4,473,662    14,701,805    (8,201,003)   (3,326,752)
  Total increase
    (decrease)            (1,306,461)   26,738,663    (7,418,637)      399,319

NET ASSETS
  Beginning of year       96,501,666    69,763,003    51,465,401    51,066,082
  End of year
    (including
    undistributed net
    investment income
    of $435,992,
    $657,809, $230,831
    and $339,779,
    respectively)        $95,195,205   $96,501,666   $44,046,764   $51,465,401


See notes to financial statements.


30


NOTES TO FINANCIAL STATEMENTS                     ALLIANCE GROWTH INVESTORS AND
APRIL 30, 1997                                     CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Investors Fund and Conservative Investors Fund (the "Funds"), two series of The Alliance Portfolios (the "Trust"), are registered under the Investment Company Act of 1940 as diversified, open-end investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Funds.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sales price or, if no sale occurred, at the mean of the bid and asked price at the regular close of such exchange. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Trustees. The Board of Trustees has further determined that the value of certain portfolio debt securities, other than temporary investments in short-term securities, be determined by reference to valuations obtained from a pricing service. Restricted securities are valued at fair value as determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry or region.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked price of the respective currency against the U.S. dollar on the valuation date. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or accrued.

Net realized loss on foreign currency transactions for Growth Investors and Conservative Investors Funds represents net foreign exchange gains and losses from holdings of foreign currencies, foreign currency contracts, currency gains or losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign taxes recorded on each of the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at April 30, 1997 exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. ORGANIZATION EXPENSES
Organization expenses of approximately $50,000 for each Fund have been deferred and were amortized on a straight-line basis through April, 1997.

4. TAXES
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.



31


                                                  ALLIANCE GROWTH INVESTORS AND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

For federal income tax purposes, the Fund's distributions of income and capital gains are subject to recharacterization, which may include a tax return of capital, at the end of the year to reflect the final investment results for that year.

7. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that each Fund's Class B and Class C shares bear higher distribution and in the case of Class B higher transfer agent fees. Expenses attributable to a single Fund are charged to that Fund. Expenses of the Trust are charged to each Fund in proportion to net assets.

8. RECLASSIFICATION OF COMPONENTS OF NET ASSETS
As of April 30, 1997, the funds reclassified certain components of net assets. On the Growth Investors Fund the reclassification resulted in a credit to accumulated undistributed net realized loss and additional paid in capital of $54,501 and $2,046 respectively, and a debit to accumulated net investment income of $56,547. On the Conservative Investors Fund, the reclassification resulted in a credit to accumulated net realized gains and a debit to accumulated net investment income of $14,568. These reclassifications were the result of permanent book and tax differences. Net assets on the Funds were not affected by these changes.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10% and 2.10% of average net assets, respectively, for the Class A, Class B and Class C shares of both funds. Effective December 12, 1996, the Adviser has discontinued the advisory fee waiver on the Growth Investors Fund. Prior to August 2, 1993, the annual rate for Class B shares was 2.15%. For the year ended April 30, 1997, such reimbursement amounted to $167,543 and $245,071 for the Growth Investors and Conservative Investors Funds, respectively.

The Funds have a Transfer Agency Agreement with Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) to provide personnel and facilities to perform transfer agency services for the Funds. Compensation under this agreement amounted to $130,318 and $55,108 for the Growth Investors Fund and Conservative Investors Fund, respectively, for the year ended April 30, 1997. In addition, for the year ended April 30, 1997, fund expenses were reduced by $13,706 and $6,533 for the Growth Investors Fund and the Conservative Investors Fund, respectively, under expense offset arrangements with Alliance Fund Services. Transfer Agency fees reported in the statement of operation exclude these credits.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of each Fund's shares. The Distributor received front-end sales charges of $5,562 from the sale of Class A shares and $73,418 and $2,115 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended April 30, 1997 for the Growth Investors Fund. The Distributor also received front-end sales charges of $2,911 from the sale of Class A shares and $55,085 and $2,494 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended April 30, 1997 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the year ended April 30, 1997 amounted to $280,483 and $52,669 for the Growth Investors and Conservative Investors Funds, respectively, of which $50 and $123, respectively, was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.


32


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

Accrued expenses includes amounts owed to two of the Trustees under a deferred compensation plan of $30,782 and $30,305 for the Growth Investors and Conservative Investors Funds, respectively.


NOTE C: DISTRIBUTION PLANS
The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay a distribution fee to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as "compensation" Plans.

In the event that a Plan is terminated or not continued, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class and
(ii) the Funds would not be obligated to pay the Distributor for any amounts expended by the Distributor not previously recovered by the Distributor from distribution services fees in respect of shares of such class or, in the case of Class B shares, recovered through deferred sales charges.

The Plans also provides that the Adviser may use its own resources to finance the distribution of each Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Growth Investors Fund aggregated $84,090,302 and $95,181,559, respectively, for the year ended April 30, 1997. There were purchases of $35,222,404 and sales of $31,796,729 of U.S. government and government agency obligations for the year ended April 30, 1997. At April 30, 1997, the cost of securities for federal income tax purposes for the Growth Investors Fund was $85,651,184. Accordingly gross unrealized appreciation of investments was $10,933,505 and gross unrealized depreciation of investments was $2,343,655 resulting in net unrealized appreciation of $8,589,850 excluding foreign currency.

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Conservative Investors Fund aggregated $30,883,911 and $37,860,520, respectively, for the year ended April 30, 1997. There were purchases of $47,476,977 and sales of $48,134,479 of U.S. government and government agency obligations for the year ended April 30, 1997. At April 30, 1997, the cost of securities for federal income tax purposes for the Conservative Investors Fund was $42,013,499. Accordingly gross unrealized appreciation of investments was $2,272,398 and gross unrealized depreciation of investments was $543,928 resulting in net unrealized appreciation of $1,728,470 excluding foreign currency.

The Alliance Growth Investors and Conservative Investors Funds incurred and elected to defer post October currency losses of $55,508 and $14,097, respectively, and capital losses of $117,597 and zero, respectively, for the year ended April 30, 1997. To the extent that any post October loss is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

The Growth Investors and Conservative Investors Funds enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward


33


                                                  ALLIANCE GROWTH INVESTORS AND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Funds. The Fund's custodian will place and maintain cash not available for investment or other liquid high quality debt securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At April 30, 1997, there were no outstanding forward exchange currency contracts for Growth Investors and Conservative Investors Funds.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:


                                  ALLIANCE GROWTH INVESTORS FUND
                    -----------------------------------------------------------
                               SHARES                        AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       APRIL 30,      APRIL 30,     APRIL 30,       APRIL 30,
                         1997           1996          1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              416,498       623,012    $  5,723,360     $ 8,468,283
Shares issued in
  reinvestment of
  dividends and
  distributions          255,265       118,202       3,305,692       1,591,818
Shares converted
  from Class B            88,258            -0-      1,193,716              -0-
Shares redeemed         (842,362)     (404,354)    (11,968,491)     (5,500,086)
Net increase
  (decrease)             (82,341)      336,860    $ (1,745,723)    $ 4,560,015

CLASS B
Shares sold              772,493     1,018,816    $ 10,626,034     $13,829,306
Shares issued in
  reinvestment of
  dividends and
  distributions          564,549       208,357       7,322,203       2,814,302
Shares converted
  to Class A             (88,353)           -0-     (1,193,716)             -0-
Shares redeemed         (802,824)     (550,350)    (11,040,599)     (7,476,785)
Net increase             445,865       676,823    $  5,713,922     $ 9,166,823

CLASS C
Shares sold              187,433       186,320    $  2,572,550     $ 2,552,601
Shares issued in
  reinvestment of
  dividends and
  distributions           51,785        19,358         672,170         261,545
Shares redeemed         (199,231)     (136,951)     (2,739,257)     (1,839,179)
Net increase              39,987        68,727    $    505,463     $   974,967


34


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                               ALLIANCE CONSERVATIVE INVESTORS FUND
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       APRIL 30,      APRIL 30,     APRIL 30,       APRIL 30,
                         1997           1996          1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              155,230       246,346     $ 1,741,912     $ 2,737,109
Shares issued in
  reinvestment of
  dividends and
  distributions           66,216        62,621         747,524         692,313
Shares converted
  from Class B            41,333            -0-        468,493              -0-
Shares redeemed         (484,981)     (589,043)     (5,464,450)     (6,511,415)
Net decrease            (222,202)     (280,076)    $(2,506,521)    $(3,081,993)

CLASS B
Shares sold              378,962       518,473     $ 4,341,413     $ 5,839,933
Shares issued in
  reinvestment of
  dividends and
  distributions          130,177       102,379       1,495,849       1,150,234
Shares converted
  to Class A             (40,723)           -0-       (468,493)             -0-
Shares redeemed         (856,038)     (697,358)     (9,795,661)     (7,823,066)
Net decrease            (387,622)      (76,506)    $(4,426,892)    $  (832,899)

CLASS C
Shares sold               98,699       170,526     $ 1,120,987     $ 1,931,267
Shares issued in
  reinvestment of
  dividends and
  distributions           20,142        16,002         231,457         179,841
Shares redeemed         (228,588)     (135,782)     (2,620,034)     (1,522,968)
Net increase(decrease)  (109,747)       50,746     $(1,267,590)    $   588,140


35


FINANCIAL HIGHLIGHTS                             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CLASS A
                                            -----------------------------------------------------------------
                                                                                                    MAY 4,
                                                           YEAR ENDED APRIL 30,                    1992(A)
                                            ---------------------------------------------------  TO APRIL 30,
                                                1997         1996         1995         1994         1993
                                            ------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $14.08       $12.08       $11.61       $11.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .16(c)       .10          .25          .12          .20
Net realized and unrealized gain on
  investments                                    .76         2.75          .38          .39         1.43
Net increase in net asset value from
  operations                                     .92         2.85          .63          .51         1.63

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.19)        (.26)        (.15)        (.11)        (.16)
Distributions from net realized gains          (1.69)        (.59)        (.01)        (.14)        (.12)
Total dividends and distributions              (1.88)        (.85)        (.16)        (.25)        (.28)
Net asset value, end of period                $13.12       $14.08       $12.08       $11.61       $11.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               6.69%       23.87%        5.57%        4.46%       16.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $27,453      $30,608      $22,189      $16,759       $3,503
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.55%        1.40%        1.40%        1.40%        1.40%(f)
  Expenses, before waivers/reimbursements       1.73%(e)     1.65%        1.97%        2.33%        4.27%(f)
  Net investment income                         1.14%        2.02%        2.32%        1.67%        1.91%(f)
Portfolio turnover rate                          133%         209%         134%          96%         114%
Average commission rate (g)                   $.0435           --           --           --           --


See footnote summary on page 41.


36


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CLASS B
                                            -----------------------------------------------------------------
                                                                                                    MAY 4,
                                                             YEAR ENDED APRIL 30,                  1992(A)
                                            ---------------------------------------------------  TO APRIL 30,
                                                1997         1996         1995         1994         1993
                                            ------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $14.08       $12.09       $11.65       $11.41       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .06(c)       .06          .17          .07          .07
Net realized and unrealized gain on
  investments                                    .77         2.70          .38          .37         1.45
Net increase in net asset value from
  operations                                     .83         2.76          .55          .44         1.52

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.11)        (.18)        (.10)        (.06)        (.05)
Distributions from net realized gains          (1.69)        (.59)        (.01)        (.14)        (.06)
Total dividends and distributions              (1.80)        (.77)        (.11)        (.20)        (.11)
Net asset value, end of period                $13.11       $14.08       $12.09       $11.65       $11.41

TOTAL RETURN
Total investment return based on net
  asset value (d)                               5.98%       23.06%        4.83%        3.84%       15.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $61,709      $59,978      $43,328      $30,871       $7,999
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.26%        2.10%        2.10%        2.11%        2.15%(f)
  Expenses, before waivers/reimbursements       2.44%(e)     2.35%        2.67%        3.00%        4.48%(f)
  Net investment income                          .42%        1.15%        1.62%         .95%        1.07%(f)
Portfolio turnover rate                          133%         209%         134%          96%         114%
Average commission rate (g)                   $.0435           --           --           --           --


See footnote summary on page 41.


37


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 CLASS C
                                            ----------------------------------------------------
                                                                                     AUGUST 2,
                                                      YEAR ENDED APRIL 30,            1993(H)
                                            --------------------------------------  TO APRIL 30,
                                                1997         1996         1995         1994
                                            ------------  -----------  -----------  ------------
Net asset value, beginning of period          $14.09       $12.10       $11.65       $11.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .06(c)       .06          .18          .08
Net realized and unrealized gain (loss)
  on investments                                 .77         2.70          .38         (.11)
Net increase (decrease) in net asset
  value from operations                          .83         2.76          .56         (.03)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.11)        (.18)        (.10)        (.06)
Distributions from net realized gains          (1.69)        (.59)        (.01)        (.14)
Total dividends and distributions              (1.80)        (.77)        (.11)        (.20)
Net asset value, end of period                $13.12       $14.09       $12.10       $11.65

TOTAL RETURN
Total investment return based on net
  asset value (d)                               5.97%       23.04%        4.91%        (.26)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $6,033       $5,915       $4,247       $3,280
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.26%        2.10%        2.10%        2.10%(f)
  Expenses, before waivers/reimbursements       2.43%(e)     2.36%        2.66%        3.02%(f)
  Net investment income                          .42%        1.15%        1.62%        1.04%(f)
Portfolio turnover rate                          133%         209%         134%          96%
Average commission rate (g)                   $.0435           --           --           --


See footnote summary on page 41.


38


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      CLASS A
                                            -----------------------------------------------------------------
                                                                                                    MAY 4,
                                                            YEAR ENDED APRIL 30,                   1992(A)
                                            ---------------------------------------------------  TO APRIL 30,
                                                1997         1996         1995         1994          1993
                                            ------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $11.14       $10.38       $10.37       $10.79       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .41(c)       .51          .48          .31          .39
Net realized and unrealized gain (loss)
  on investment                                  .46          .80         (.02)        (.26)         .82
Net increase in net asset value
  from operations                                .87         1.31          .46          .05         1.21

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.45)        (.55)        (.45)        (.29)        (.36)
Distributions from net realized gains           (.25)          -0-          -0-        (.18)        (.06)
Total dividends and distributions               (.70)        (.55)        (.45)        (.47)        (.42)
Net asset value, end of period                $11.31       $11.14       $10.38       $10.37       $10.79

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.90%       12.69%        4.65%         .35%       12.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $11,860      $14,161      $16,105      $15,595       $5,339
  Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.40%        1.40%        1.40%        1.40%        1.40%(f)
  Expenses, before waivers/reimbursements       1.90%(e)     1.73%        1.83%        2.03%        3.45%(f)
  Net investment income                         3.66%        4.43%        4.66%        3.43%        3.92%(f)
Portfolio turnover rate                          174%         267%         248%         133%          84%
Average commission rate (g)                   $.0428           --           --           --           --


See footnote summary on page 41.


39


FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CLASS B
                                            -----------------------------------------------------------------
                                                                                                   MAY 4,
                                                           YEAR ENDED APRIL 30,                    1992(A)
                                            ---------------------------------------------------  TO APRIL 30,
                                               1997         1996         1995         1994          1993
                                            ------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $11.31       $10.51       $10.47       $10.88       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .34(c)       .43          .46          .24          .24
Net realized and unrealized gain
  (loss) on investments                          .46          .82         (.02)        (.26)         .89
Net increase (decrease) in net asset
  value from operations                          .80         1.25          .44         (.02)        1.13

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.37)        (.45)        (.40)        (.21)        (.22)
Distributions from net realized gains           (.25)          -0-          -0-        (.18)        (.03)
Total dividends and distributions               (.62)        (.45)        (.40)        (.39)        (.25)
Net asset value, end of period                $11.49       $11.31       $10.51       $10.47       $10.88

TOTAL RETURN
Total investment return based on
  net asset value (d)                           7.10%       11.95%        3.91%        (.31)%      11.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $28,037      $31,979      $30,542      $29,697       $9,210
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.10%        2.10%        2.10%        2.11%        2.15%(f)
  Expenses, before waivers/reimbursements       2.61%(e)     2.44%        2.52%        2.73%        3.95%(f)
  Net investment income                         2.96%        3.72%        3.96%        2.72%        3.06%(f)
Portfolio turnover rate                          174%         267%         248%         133%          84%
Average commission rate (g)                   $.0428           --           --           --           --


See footnote summary on page 41.


40


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                CLASS C
                                            ----------------------------------------------------
                                                                                     AUGUST 2,
                                                      YEAR ENDED APRIL 30,            1993(H)
                                            --------------------------------------  TO APRIL 30,
                                                1997         1996         1995         1994
                                            ------------  -----------  -----------  ------------
Net asset value, beginning of period          $11.31       $10.52       $10.47       $11.12

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .34(c)       .41          .46          .18
Net realized and unrealized gain (loss)
  on investments                                 .46          .83         (.01)        (.50)
Net increase (decrease) in net asset
  value from operations                          .80         1.24          .45         (.32)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.37)        (.45)        (.40)        (.15)
Distributions from net realized gains           (.25)          -0-          -0-        (.18)
Total dividends and distributions               (.62)        (.45)        (.40)        (.33)
Net asset value, end of period                $11.49       $11.31       $10.52       $10.47

TOTAL RETURN
Total investment return based on
  net asset value (d)                           7.10%       11.84%        4.01%       (2.98)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $4,150       $5,326       $4,419       $4,375
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.10%        2.10%        2.10%        2.10%(f)
  Expenses, before waivers/reimbursements       2.60%(e)     2.45%        2.52%        2.69%(f)
  Net investment income                         2.96%        3.71%        3.97%        2.94%(f)
Portfolio turnover rate                          174%         267%         248%         133%
Average commission rate (g)                   $.0428           --           --           --


(a)  Commencement of operations.

(b) Net of fees waived and expenses reimbursed by Adviser and expense offset arrangements with the transfer agent.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e) For the year ended April 30, 1997, the Growth Investors Fund and the Conservative Investors Fund benefited from an expense offset arrangement with the transfer agent. Had such expense offsets not been in effect, the ratios of expenses before waiver/reimbursements to average net assets would have been 1.74%, 2.45% and 2.45% for Class A, B, and C shares of the Growth Investors Funds, respectively, and 1.91%, 2.62% and 2.61% for Class A, B and C shares of the Conservative Investors Fund, respectively.

(f)  Annualized.

(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission per share for trades on which commissions are charged.

(h)  Commencement of distribution.

     Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.


41


                                                  ALLIANCE GROWTH INVESTORS AND
REPORT OF INDEPENDENT ACCOUNTANTS                  CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ALLIANCE GROWTH INVESTORS FUND AND ALLIANCE CONSERVATIVE INVESTORS FUND

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Investors Fund and Alliance Conservative Investors Fund (separately managed portfolios constituting part of The Alliance Portfolios, hereafter referred to as the "Funds") at April 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
New York, New York
June 16, 1997


42


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
WILLIAM H. FOULK, JR.
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
WAYNE D. LYSKI, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
NICHOLAS D. CARN, ASSISTANT TREASURER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-02624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-800-221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036-2798


(1)  Member of the Audit Committee.


43


ALLIANCE GROWTH INVESTORS FUND
ALLIANCE CONSERVATIVE INVESTORS FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GICIAR